UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 East Cook Ave

Libertyville, Illinois                      60048

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 East Cook Ave

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 88.59%

Agricultural Chemicals - 1.30%
23,100	Mosaic Co.	$ 1,023,330

Aircraft & Parts - 0.92%
17,000	Boeing Co.	722,500

Bottled & Canned Soft Drinks - 1.95%
92,000	Coca Cola Enterprises, Inc.	1,531,800

Canned, Frozen & Preserved Fruit, & Food Specialties - 2.86%
62,880	Heinz H.J. Co.	2,244,816

Cigarettes - 2.07%
37,150	Philip Morris International, Inc.	1,620,483

Computer & Office Equipment - 2.86%
58,100	Hewlett-Pakcard Co.	2,245,565

Crude Petroleum & Natural Gas - 1.55%
13,400	Anadarko Petrolium Co.	608,226
8,950	EOG Resources, Inc.	607,884
		1,216,110
Electric Services - 1.96%
46,060	Dominion Resources, Inc.	1,539,325

Electronic & Other Electrical Equiptment - 0.99%
66,300	General Electric Co.	777,036

Fire, Marine & Casualty Insurance - 4.62%
59,600	Allstate Corp.	1,454,240
52,900	Travelers Companies, Inc.	2,171,016
		3,625,256
Food And Kindred Products - 2.87%
88,892	Kraft Foods, Inc.	2,252,523

Gas & Other Services Combined - 1.20%
18,900	Sempra Energy	938,007

Gold & Silver Ores - 1.66%
31,900	Newmont Mining Corp.	1,303,753

Hospital & Medical Service Plans - 3.33%
25,000	Humana, Inc. *	806,500
72,200	United Healthcare Corp. *	1,803,556
		2,610,056
Insurance Agents, Brokers & Services - 1.93%
40,000	Aon Corp.	1,514,800

Men's & Boys' Furnishings, Work Clothing & Allied Garment - 0.93%
13,200	V.F. Corp.	730,620

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.52%
26,700	Eaton Corp.	1,191,087

Motor Vehicles & Passenger Cars - 0.64%
13,800	Daimler Benz AG ADR *	500,526

National Commercial Banks - 3.43%
43,200	Bank Of America Corp.	570,240
20,000	State Street	944,000
65,400	U.S. Bancorp	1,171,968
		2,686,208
Natural Gas Transmission - 1.51%
128,500	El Paso Corp.	1,186,055

Office Machines, NEC - 0.92%
32,900	Pitney Bowes, Inc.	721,497

Petroleum Refining - 5.91%
32,000	Chevron Corp.	2,120,000
37,100	Conocophillips	1,560,426
56,700	Valero Energy Corp.	957,663
		4,638,089
Pharmaceutical Preparations - 14.16%
110,200	Bristol Myers Squibb Co.	2,238,162
40,300	Johnson & Johnson	2,289,040
52,800	Lilly, Eli & Co.	1,828,992
58,060	Pfizer, Inc.	870,900
81,500	Schering Plough Corp.	2,047,280
40,340	Wyeth	1,831,033
		11,105,407
Public Building & Related Furniture - 1.84%
66,600	Johnson Controls, Inc.	1,446,552

Retail-Department Stores - 1.10%
20,100	Kohls Corp. *	859,275

Retail-Eating Places - 1.97%
26,900	McDonald's Corp.	1,546,481

Retail-Variety Stores - 3.44%
27,400	Target Corp.	1,081,478
33,300	Wal-Mart Stores, Inc.	1,613,052
		2,694,530
Services-Prepackaged Software - 5.58%
100,900	Microsoft Corp.	2,398,393
126,800	Symantec Corp. *	1,975,544
		4,373,937
Ship & Boat Building & Repairing - 2.58%
36,500	General Dynamics Corp.	2,021,735

Surgical & Medical Instruments - 2.87%
37,500	3M Co.	2,253,750

Telephone Communications - 2.83%
89,400	AT&T Corp.	2,220,696

Television Broadcasting Stations - 1.18%
133,800	CBS Corp.	925,896

Tobacco Products - 2.87%
137,450	Altria Group, Inc.	2,252,806

Wholesale-Drugs, Proprietaries - 1.22%
31,290	Cardinal Health, Inc.	955,909

TOTAL FOR COMMON STOCKS (Cost $70,710767) - 88.59%		$ 69,476,416

SHORT TERM INVESTMENTS - 17.07%
13,384,304	Huntington Money Market Fund IV 0.13% * (Cost $13,384,304)	13,384,304

TOTAL INVESTMENTS (Cost $84,095,071) - 105.65%		$ 82,860,720

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.65%)		(4,433,170)

NET ASSETS - 100.00%		$ 78,427,550

* Variable rate security; the coupon rate shown represents the yield at June 30, 2009.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At June 30, 2009 the net unrealized deprecation on investments, based on cost for federal income tax purposes of $84,095,071 amounted to $14,243,099 which consisted of aggregate gross unrealized appreciation of $7,139,799 and aggregate gross unrealized depreciation of $21,382,898.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 82,860,720	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 82,860,720	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

	Forester Discovery Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 60.86%

Beverage - 2.30%
105	Diageo Plc. ADR *	$ 6,011

Cigarettes - 2.78%
130	British American Tobacco Plc *	7,254

Commercial Banks, NEC - 2.88%
150	Canadian Imperial Bank of Commerce (Canada)	7,511

Crude Petroleum & Natural Gas - 5.17%
150	Royal Dutch Shell A ADR *	7,529
110	Total SA ADR	5,965
		13,494
Electric Services - 2.64%
600	Korea Electirc Power Co. *	6,900

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.56%
500	Panasonic Corp. ADR *	6,695

Food & Kindred Products - 2.34%
260	Unilever Plc. ADR	6,110

Household Audio & Video Equipment - 2.87%
290	Sony Corp. ADR *	7,499

Insurance Agents, Brokers & Services - 2.03%
575	Allianz SE ADR	5,296

Motor Vehicles & Passenger Cars - 2.60%
90	Toyota Motor Corp. ADR *	6,798

Petroleum Refining - 2.37%
130	BP Plc. ADR	6,198

Pharmaceutical Preparations - 6.63%
150	Astraseneca Plc ADR *	6,621
125	Novaris AG *	5,099
190	Sanofi Aventis ADR	5,603
		17,323
Radio & TV Broadcasting & Communications Equipment - 2.15%
385	Nokia Corp. Spon ADR	5,613

Savings Institution, Federally Chartered - 2.08%
130	HSBC Holdings Plc. ADR	5,430

Security Brokers, Dealers & Flotation Companies - 3.15%
180	Credit Suisse Group AG	8,231

Services-Management Consulting - 2.57%
425	Abb Ltd ADR *	6,707

Services-Prepackaged Software - 2.77%
180	SAP Aktiensesell ADR	7,234

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 2.53%
80	Posco ADR *	6,614

Surgical & Medical Instruments - 2.87%
200	Covidien Plc. (Ireland) *	7,488

Telephone Communications (No Radio Telephones) - 5.57%
500	BT Group Plc. *	8,400
300	Nippon Telegraph & Telephone Corp. *	6,105
		14,505

TOTAL FOR COMMON STOCKS (Cost $147,693) - 60.86%		$ 158,911

SHORT TERM INVESTMENTS - 38.15%
99,603	Huntington Money Market Fund IV 0.13% * (Cost $99,603)	99,603

TOTAL INVESTMENTS (Cost $247,296) - 99.01%		$ 258,514

OTHER ASSETS LESS LIABILITIES - 0.99%		2,574

NET ASSETS - 100.00%		$ 261,088

* Variable rate security; the coupon rate shown represents the yield at June 30, 2009.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At June 30, 2009 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $247,296 amounted to $11,218 which consisted of aggregate gross unrealized appreciation of $14,083 and aggregate gross unrealized depreciation of $2,865.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 258,514	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 258,514	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/ Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date August 28, 2009